ITEM 4 AND ITEM 5

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

GRANT THORNTON LLP
27777 Franklin Road
Suite 800
Southfield, MI 48034-2366

D    +1 248 262 1950
F    +1 248 350 3581
Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and Management of Credit Acceptance Corporation and Wells Fargo Securities, LLC (collectively, the “specified parties”), in their evaluation of certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2019-3. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.	The Company provided a Data File with information for certain vehicle loans which the Company represented was as of the close of business of September 30, 2019.

2.
One hundred vehicle loans were selected by Grant Thornton by pulling a random sample from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo Securities, LLC, to the related retail installment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state of the consumer to other Company records.

a.	Loan number

b.	Original amount financed

c.	First payment date (scheduled)

d.	Original term to maturity

e.	Monthly payment

f.	Interest rate

g.	State

h.	Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title, title application or VINtek, as applicable)

GT.COM	Grant Thornton LLP is the U.S. member firm of Grant Thornton International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively.

We identified one loan where the VIN on the contract did not agree to the VIN on the title document. This was subsequently corrected on the contract and a letter was sent to the consumer. No other exceptions were noted.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2019-3. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements

•	Addressing the value of collateral securing any such assets being securitized

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization

•
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

•	Forming any conclusion

•	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the specified parties. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Southfield, Michigan
November 4, 2019

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX5179	36	XXXX9040	71	XXXX9317
2	XXXX1478	37	XXXX7764	72	XXXX8582
3	XXXX1836	38	XXXX7266	73	XXXX1506
4	XXXX1195	39	XXXX9756	74	XXXX4705
5	XXXX0729	40	XXXX5558	75	XXXX1165
6	XXXX0338	41	XXXX8247	76	XXXX2736
7	XXXX2765	42	XXXX5168	77	XXXX5117
8	XXXX1952	43	XXXX4248	78	XXXX3099
9	XXXX0129	44	XXXX6288	79	XXXX4554
10	XXXX0240	45	XXXX4237	80	XXXX4140
11	XXXX7007	46	XXXX2375	81	XXXX1732
12	XXXX5131	47	XXXX4947	82	XXXX0058
13	XXXX2086	48	XXXX8256	83	XXXX1552
14	XXXX6697	49	XXXX5202	84	XXXX9031
15	XXXX1064	50	XXXX4531	85	XXXX5763
16	XXXX7415	51	XXXX0842	86	XXXX4720
17	XXXX1287	52	XXXX7680	87	XXXX4790
18	XXXX8280	53	XXXX5407	88	XXXX7085
19	XXXX5657	54	XXXX5030	89	XXXX6485
20	XXXX0672	55	XXXX2009	90	XXXX1826
21	XXXX4643	56	XXXX3655	91	XXXX7501
22	XXXX5630	57	XXXX2245	92	XXXX7337
23	XXXX3036	58	XXXX1293	93	XXXX2048
24	XXXX7343	59	XXXX8028	94	XXXX1593
25	XXXX7862	60	XXXX0366	95	XXXX9092
26	XXXX9022	61	XXXX2303	96	XXXX6957
27	XXXX7167	62	XXXX9307	97	XXXX1484
28	XXXX8596	63	XXXX9911	98	XXXX5044
29	XXXX9472	64	XXXX6474	99	XXXX6757
30	XXXX8853	65	XXXX4458	100	XXXX6103
31	XXXX7363	66	XXXX9884
32	XXXX9538	67	XXXX4784
33	XXXX9659	68	XXXX2005
34	XXXX5661	69	XXXX6598
35	XXXX3175	70	XXXX3669